Shareholder Report, Average Annual Return (Details) 190126_Aptus Drawdown Managed Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	119 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Aptus Drawdown Managed Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Drawdown Managed Equity ETF NAV
Average Annual Return, Percent	23.45%	7.46%	8.73%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	15.10%